Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Pension and other post-retirement benefits

25. Pension and other post-retirement benefits

Cameco maintains both defined benefit and defined contribution plans providing pension benefits to substantially all of its employees. All regular and temporary employees participate in a registered defined contribution plan. This plan is registered under the Pension Benefits Standard Act, 1985. In addition, all Canadian-based executives participate in a non-registered supplemental executive pension plan which is a defined benefit plan.

Under the supplemental executive pension plan (SEPP), Cameco provides a lump sum benefit equal to the present value of a lifetime pension benefit based on the executive’s length of service and final average earnings. The plan provides for unreduced benefits to be paid at the normal retirement age of 65, however unreduced benefits could be paid if the executive was at least 60 years of age and had 20 years of service at retirement. This program provides for a benefit determined by a formula based on earnings and service, reduced by the benefits payable under the registered base plan. Security is provided for the SEPP benefits through a letter of credit held by the plan’s trustee. The face amount of the letter of credit is determined each year based on the wind-up liabilities of the supplemental plan, less any plan assets currently held with the trustee. A valuation is required annually to determine the letter of credit amount. Benefits will continue to be paid from plan assets until the fund is exhausted, at which time Cameco will begin paying benefits from corporate assets.

Cameco also maintains non-pension post-retirement plans (“other benefit plans”) which are defined benefit plans that cover such benefits as group life insurance and supplemental health and dental coverage to eligible employees and their dependents. The costs related to these plans are charged to earnings in the period during which the employment services are rendered. These plans are funded by Cameco as benefit claims are made.

The board of directors of Cameco has final responsibility and accountability for the Cameco retirement programs. The board is ultimately responsible for managing the programs to comply with applicable legislation, providing oversight over the general functions and setting certain policies.

Cameco expects to pay $1,785,000 in contributions and letter of credit fees to its defined benefit plans in 2021.

The post-retirement plans expose Cameco to actuarial risks, such as longevity risk, market risk, interest rate risk, liquidity risk and foreign currency risk. The other benefit plans expose Cameco to risks of higher supplemental health and dental utilization than expected. However, the other benefit plans have limits on Cameco’s annual benefits payable.

The effective date of the most recent valuation for funding purposes on the registered defined benefit pension plans is January 1, 2018. The next planned effective date for valuations is January 1, 2021.

Cameco has more than one defined benefit plan and has generally provided aggregated disclosures in respect of these plans, on the basis that these plans are not exposed to materially different risks. Information relating to Cameco’s defined benefit plans is shown in the following table:

	Pension benefit plans		Other benefit plans
	2020	2019	2020	2019

Fair value of plan assets, beginning of year	$6,806	$7,177	$-	$-
Interest income on plan assets	197	262	-	-
Return on assets excluding interest income	130	280	-	-
Benefits paid	(915)	(912)	-	-
Administrative costs paid	(1)	(1)	-	-

Fair value of plan assets, end of year	$6,217	$6,806	$-	$-

Defined benefit obligation, beginning of year	$62,588	$54,271	$24,955	$21,161
Current service cost	1,977	1,586	1,010	817
Interest cost	1,673	1,807	792	841
Actuarial loss (gain) arising from:
- demographic assumptions	-	-	102	-
- financial assumptions	6,323	6,925	2,013	2,877
- experience adjustment	350	777	(2,236)	114
Benefits paid	(1,765)	(1,705)	(809)	(855)
Foreign exchange	973	(1,073)	-	-

Defined benefit obligation, end of year	$72,119	$62,588	$25,827	$24,955

Defined benefit liability [note 14]	$(65,902)	$(55,782)	$(25,827)	$(24,955)

The percentages of the total fair value of assets in the pension plans for each asset category at December 31 were as follows:

	Pension benefit plans
	2020	2019

Asset category(a)
Canadian equity securities	8%	9%
U.S. equity securities	12%	12%
Global equity securities	8%	9%
Canadian fixed income	31%	30%
Other(b)	41%	40%

Total	100%	100%

(a) The defined benefit plan assets contain no material amounts of related party assets at December 31, 2020 and 2019 respectively.

(b) Relates mainly to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan.

The following represents the components of net pension and other benefit expense included primarily as part of administration:

	Pension benefit plans		Other benefit plans
	2020	2019	2020	2019

Current service cost	$1,977	$1,586	$1,010	$817
Net interest cost	1,476	1,545	792	841
Administration cost	1	1	-	-

Defined benefit expense [note 18]	3,454	3,132	1,802	1,658
Defined contribution pension expense [note 18]	12,410	11,767	-	-

Net pension and other benefit expense	$15,864	$14,899	$1,802	$1,658

The total amount of actuarial losses (gains) recognized in other comprehensive income is:

	Pension benefit plans		Other benefit plans
	2020	2019	2020	2019

Actuarial loss (gain)	$6,673	$7,702	$(121)	$2,991
Return on plan assets excluding
interest income	(130)	(280)	-	-

	$6,543	$7,422	$(121)	$2,991

The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):

	Pension benefit plans		Other benefit plans
	2020	2019	2020	2019

Discount rate - obligation	2.4%	3.0%	2.5%	3.1%
Discount rate - expense	3.0%	3.7%	3.1%	3.9%
Rate of compensation increase	2.9%	3.0%	-	-
Initial health care cost trend rate	-	-	5.0%	6.0%
Cost trend rate declines to	-	-	5.0%	5.0%
Year the rate reaches its final level	-	-	2021	2022
Dental care cost trend rate	-	-	4.5%	5.0%

At December 31, 2020, the weighted average duration of the defined benefit obligation for the pension plans was 20.5 years (2019 - 20.0 years) and for the other benefit plans was 14.2 years (2019 - 15.2 years).

A 1% change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:

	Pension benefit plans		Other benefit plans
	Increase	Decrease	Increase	Decrease

Discount rate	$(9,778)	$12,766	$(3,270)	$4,138
Rate of compensation increase	3,009	(2,772)	n/a	n/a

A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.

The methods and assumptions used in preparing the sensitivity analyses are the same as the methods and assumptions used in determining the financial position of Cameco’s plans as at December 31, 2020. The sensitivity analyses are determined by varying the sensitivity assumption and leaving all other assumptions unchanged. Therefore, the sensitivity analyses do not recognize any interdependence in the assumptions. The methods and assumptions used in determining the above sensitivity are consistent with the methods and assumptions used in the previous year.

In addition, an increase of one year in the expected lifetime of plan participants in the pension benefit plans would increase the defined benefit obligation by $2,030,000.

To measure the longevity risk for these plans, the mortality rates were reduced such that the average life expectancy for all members increased by one year. The reduced mortality rates were subsequently used to re-measure the defined benefit obligation of the entire plan.